Statements of Changes in Consolidated Shareholders' Equity (Parenthetical) - Share capital ordinary shares [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Increase, Shares	466,950		5,500,000
Exercise of share warrants and employee warrants, amount	$ 9	$ 9	$ 13
Exercise of share warrants and employee warrants, shares	158,052	156,446	231,893